Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Joint Ventures (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jun. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		$ 2,234,218,853	$ 2,370,971,259
Non-current Assets		10,485,678,731	9,462,749,777
Current Liabilities		2,243,487,401	2,793,918,344
Non-current Liabilities		5,150,030,668	4,278,916,420
Cash and cash equivalents		383,399,319	563,291,290	$ 875,213,699	$ 309,975,140
Revenue		3,904,732,890	4,262,591,097	4,379,000,090
Finance costs		(232,584,262)	(247,067,556)	(193,618,033)
Foreign currency translation gains (losses)		(21,732,058)	(856,350)	18,401,453
Depreciation and amortization expense		(295,468,978)	(253,399,784)	(238,272,951)
Income tax expense		(34,928,564)	(226,912,485)	(469,696,880)
Profit (loss)		191,042,971	680,013,391	1,308,983,789
Comprehensive income (Loss)		776,711,731	596,347,112	$ 1,431,368,724
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		1,989	2,620
Non-current Assets		995
Current Liabilities		726,998	27,945
Cash and cash equivalents		1,989	2,620
Other fixed operating expenses		(659,674)	(14,278)
Profit (loss)		659,674	14,278
Comprehensive income (Loss)		$ (659,674)	$ (14,278)
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	50.00%
Current Assets	$ 237,410
Non-current Assets	59,474,494
Current Liabilities	1,927
Non-current Liabilities	886,326
Cash and cash equivalents	1,557
Other fixed operating expenses	(600,822)
Finance costs	(129)
Foreign currency translation gains (losses)	58,279
Income per adjustment units	3,497
Profit (loss)	(539,175)
Comprehensive income (Loss)	$ (539,175)